Investments - Components of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	$ 165,095	$ 154,900
Other investments	1,178	4,458
Total investments	$ 166,273	$ 159,358